Financing Receivables (Narrative) (Details)	6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 USD ($)
Financing Receivables (Abstract)
Collateralized agreements allowance for credit losses	$ 0
Significant purchases of loans receivable	0
Significant sales of loans receivable	0
Reclassification of loans receivable to trading assets	0
Loans on a nonaccrual status or 90 days past due			0
Loans at nonaccrual status	492,000,000	37,883,000,000
Troubled debt restructuring	$ 0